Goodwill and Intangible Assets - Summary of Carrying Amounts of Goodwill and Intangible Assets (Parenthetical) (Detail) - CAD ($) $ in Millions		12 Months Ended
	Nov. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets ending balance		$ 4,505	$ 4,264	$ 4,215
Goodwill recognized		(255)	5
Percentage of voting equity interests acquired	51.00%
Manulife TEDA Fund Management [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Cash transferred	$ 334
Fair value of joint venture interest valued	321
Goodwill recognized	$ 255
Percentage of voting equity interests acquired	51.00%
Manulife TEDA Fund Management [Member] | Indefinite Life Fund Management Contracts [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Acquisitions through business combinations, intangible assets other than goodwill	$ 185
Manulife TEDA Fund Management [Member] | Finite Life Management Contracts [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Acquisitions through business combinations, intangible assets other than goodwill	3
Distribution networks [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets ending balance		881	888	806
Distribution networks [Member] | Manulife TEDA Fund Management [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Acquisitions through business combinations, intangible assets other than goodwill	$ 52
Customer relationships [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets ending balance		643	687	738
Software [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets ending balance		1,068	1,091	1,059
Other [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets ending balance		52	49	52
Fund management contracts and other [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets ending balance		1,048	788	$ 796
US wealth and asset management [member] | Fund management contracts and other [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets ending balance		273	273
Canada wealth and asset management [member] | Fund management contracts and other [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets ending balance		397	371
Gross Carrying Value [Member] | Distribution networks [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Gross carrying amount of finite life intangible assets		1,517	1,456
Gross Carrying Value [Member] | Customer relationships [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Gross carrying amount of finite life intangible assets		1,146	1,132
Gross Carrying Value [Member] | Software [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Gross carrying amount of finite life intangible assets		2,736	2,484
Gross Carrying Value [Member] | Other [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Gross carrying amount of finite life intangible assets		$ 136	$ 124